Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Movements in Property, Plant and Equipment, Net
Movements in property, plant and equipment, net were as follows:

	Right of Use Asset	Computer Equipment	Total
(i) Cost
At 31 December 2020	—	13	13
Additions	172	20	192

At 31 December 2021	172	33	205

(ii) Accumulated depreciation
At 31 December 2020	—	1	1
Depreciation	10	4	14

At 31 December 2021	10	5	15

(iii) Net book value
At 31 December 2020	—	12	12

At 31 December 2021	162	28	190

	Right of Use Asset	Computer Equipment	Total
(i) Cost
At 31 December 2021	172	33	205
Additions	—	13	13

At 31 December 2022	172	46	218

(ii) Accumulated depreciation
At 31 December 2021	10	5	15
Depreciation	64	8	72
FX	(15)	2	(13)

At 31 December 2022	59	15	74

(iii) Net book value
At 31 December 2021	162	28	190

At 31 December 2022	113	31	144